Committments, Contingencies and Other Matters (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Years Ending December 31,
2012 (3 months)	$ 78,655	$ 86,000
2013	357,431	92,000
2014	400,946	98,000
2015	304,542	105,000
Total minimum lease payments	$ 1,141,575	$ 381,000